Financial instruments - North american natural gas forward contracts (Details) MMBTU in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) MMBTU	Dec. 31, 2024 USD ($) MMBTU
Disclosure of financial assets [line items]
Amounts reclassified on discontinuation of hedging relationship	$ (658,000)	$ 11,702,000
Accumulated other comprehensive income
Disclosure of financial assets [line items]
Reclassification of hedge loss (gain) in cash flow hedge	(7,200,000)	76,000,000.0
North american natural gas forward contract
Disclosure of financial assets [line items]
Amounts reclassified on discontinuation of hedging relationship	$ 700,000	$ 11,700,000
North american natural gas forward contract | Cash flow hedges
Disclosure of financial assets [line items]
Hedging instrument, energy (in mmbtu) | MMBTU	306,910	310,520
Notional amount	$ 1,043,422,000	$ 1,048,973,000
Assets, fair value	71,022,000	89,632,000
North american natural gas forward contract | Cash flow hedges | Other current assets
Disclosure of financial assets [line items]
Assets, fair value	32,186,000	25,760,000
North american natural gas forward contract | Cash flow hedges | Other non-current assets
Disclosure of financial assets [line items]
Assets, fair value	74,811,000	100,683,000
North american natural gas forward contract | Cash flow hedges | Other current liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	(8,026,000)	(14,708,000)
North american natural gas forward contract | Cash flow hedges | Other long-term liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	$ (27,949,000)	$ (22,103,000)
North american natural gas forward contract | Cash flow hedges | Bottom of range
Disclosure of financial assets [line items]
Hedging instrument, daily energy annualized (in mmbtu) | MMBTU	40	50
North american natural gas forward contract | Cash flow hedges | Top of range
Disclosure of financial assets [line items]
Hedging instrument, daily energy annualized (in mmbtu) | MMBTU	220	210